Share Based Compensation - Restricted Stock Units Rollforward (Details) - Restricted stock units	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of restricted shares
Unvested and outstanding beginning balance (shares) | shares	0
Granted (shares) | shares	500,000
Vested (shares) | shares	0
Forfeited (shares) | shares	0
Unvested and outstanding ending balance (shares) | shares	500,000
Weighted average grant date fair value
Unvested and outstanding beginning balance (weighted average grant date fair value) | $ / shares	$ 0.00
Granted (weighted average grant date fair value) | $ / shares	12.09
Vested (weighted average grant date fair value) | $ / shares	0.00
Forfeited (weighted average grant date fair value) | $ / shares	0.00
Unvested and outstanding ending balance (weighted average grant date fair value) | $ / shares	$ 12.09